FINANCIAL INSTRUMENTS - Level 3 Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Balance, beginning of year	$ 4,135
Changes in fair value measurement, assets [abstract]
Balance, end of year	6,021	$ 4,135
Financial liabilities
Balance, beginning of year	62,794
Changes in fair value measurement, liabilities [abstract]
Balance, end of year	62,047	62,794
Level 3
Financial assets
Balance, beginning of year	1,371	767
Changes in fair value measurement, assets [abstract]
Additions		950
Dispositions/ Warrant exercise		(125)
Fair value (losses) gains, net and OCI		206
Other		(427)
Balance, end of year		1,371
Financial liabilities
Balance, beginning of year	922	838
Changes in fair value measurement, liabilities [abstract]
Additions		0
Dispositions/ Warrant exercise		0
Fair value (losses) gains, net and OCI		8
Other		76
Balance, end of year		922
Level 3 | IFRS 9
Financial assets
Balance, beginning of year	1,371
Changes in fair value measurement, assets [abstract]
Additions	324
Dispositions/ Warrant exercise	(10)
Fair value (losses) gains, net and OCI	(3)
Other	0
Balance, end of year	1,682	1,371
Financial liabilities
Balance, beginning of year	922
Changes in fair value measurement, liabilities [abstract]
Additions	0
Dispositions/ Warrant exercise	0
Fair value (losses) gains, net and OCI	(59)
Other	0
Balance, end of year	$ 863	$ 922